Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001356093
Registrant Name	CREATIVE REALITIES, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES